Debt Instruments - Breakdown by origin of issuer (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instruments
Financial assets	€ 163,853	€ 176,554	€ 184,596
Financial assets (as a percent)		100.00%	100.00%
Debt instruments
Debt Instruments
Financial assets	€ 163,853	€ 176,554	€ 184,596
Financial assets (as a percent)	100.00%	100.00%	100.00%
Private fixed income
Debt Instruments
Financial assets	€ 40,239	€ 35,587	€ 35,108
Public fixed income
Debt Instruments
Financial assets	123,614	140,967	149,488
Spain | Debt instruments
Debt Instruments
Financial assets	€ 24,411	€ 31,985	€ 45,688
Financial assets (as a percent)	14.90%	18.12%	24.75%
Spain | Private fixed income
Debt Instruments
Financial assets	€ 3,773	€ 1,588	€ 3,634
Spain | Public fixed income
Debt Instruments
Financial assets	20,638	30,397	42,054
United Kingdom | Debt instruments
Debt Instruments
Financial assets	€ 5,431	€ 5,894	€ 15,285
Financial assets (as a percent)	3.31%	3.34%	8.28%
United Kingdom | Private fixed income
Debt Instruments
Financial assets	€ 3,334	€ 3,099	€ 3,806
United Kingdom | Public fixed income
Debt Instruments
Financial assets	2,097	2,795	11,479
Portugal | Debt instruments
Debt Instruments
Financial assets	€ 6,853	€ 9,557	€ 10,542
Financial assets (as a percent)	4.18%	5.41%	5.71%
Portugal | Private fixed income
Debt Instruments
Financial assets	€ 3,008	€ 3,095	€ 2,979
Portugal | Public fixed income
Debt Instruments
Financial assets	3,845	6,462	7,563
Italy | Debt instruments
Debt Instruments
Financial assets	€ 2,746	€ 5,735	€ 5,004
Financial assets (as a percent)	1.68%	3.25%	2.71%
Italy | Private fixed income
Debt Instruments
Financial assets	€ 1,215	€ 1,047	€ 1,384
Italy | Public fixed income
Debt Instruments
Financial assets	1,531	4,688	3,620
Ireland | Debt instruments
Debt Instruments
Financial assets	€ 4,811	€ 2,926	€ 2,389
Financial assets (as a percent)	2.94%	1.66%	1.29%
Ireland | Private fixed income
Debt Instruments
Financial assets	€ 4,759	€ 2,924	€ 2,387
Ireland | Public fixed income
Debt Instruments
Financial assets	52	2	2
Poland | Debt instruments
Debt Instruments
Financial assets	€ 15,575	€ 14,526	€ 9,821
Financial assets (as a percent)	9.51%	8.23%	5.32%
Poland | Private fixed income
Debt Instruments
Financial assets	€ 2,848	€ 3,126	€ 460
Poland | Public fixed income
Debt Instruments
Financial assets	12,727	11,400	9,361
Other EU countries | Debt instruments
Debt Instruments
Financial assets	€ 12,344	€ 11,102	€ 8,970
Financial assets (as a percent)	7.53%	6.29%	4.86%
Other EU countries | Private fixed income
Debt Instruments
Financial assets	€ 8,922	€ 8,211	€ 7,186
Other EU countries | Public fixed income
Debt Instruments
Financial assets	3,422	2,891	1,784
United States | Debt instruments
Debt Instruments
Financial assets	€ 27,099	€ 21,031	€ 21,524
Financial assets (as a percent)	16.54%	11.91%	11.66%
United States | Private fixed income
Debt Instruments
Financial assets	€ 5,634	€ 6,386	€ 5,915
United States | Public fixed income
Debt Instruments
Financial assets	21,465	14,645	15,609
Brazil | Debt instruments
Debt Instruments
Financial assets	€ 34,697	€ 38,495	€ 40,844
Financial assets (as a percent)	21.18%	21.80%	22.13%
Brazil | Private fixed income
Debt Instruments
Financial assets	€ 5,446	€ 5,179	€ 5,808
Brazil | Public fixed income
Debt Instruments
Financial assets	29,251	33,316	35,036
Mexico | Debt instruments
Debt Instruments
Financial assets	€ 15,089	€ 19,488	€ 13,942
Financial assets (as a percent)	9.21%	11.04%	7.55%
Mexico | Private fixed income
Debt Instruments
Financial assets	€ 517	€ 435	€ 708
Mexico | Public fixed income
Debt Instruments
Financial assets	14,572	19,053	13,234
Chile | Debt instruments
Debt Instruments
Financial assets	€ 9,518	€ 8,123	€ 4,869
Financial assets (as a percent)	5.81%	4.60%	2.64%
Chile | Private fixed income
Debt Instruments
Financial assets	€ 51	€ 41	€ 50
Chile | Public fixed income
Debt Instruments
Financial assets	9,467	8,082	4,819
Rest of America | Debt instruments
Debt Instruments
Financial assets	€ 2,783	€ 3,372	€ 1,700
Financial assets (as a percent)	1.70%	1.91%	0.92%
Rest of America | Private fixed income
Debt Instruments
Financial assets	€ 655	€ 274	€ 605
Rest of America | Public fixed income
Debt Instruments
Financial assets	2,128	3,098	1,095
Rest of the world | Debt instruments
Debt Instruments
Financial assets	€ 2,496	€ 4,320	€ 4,018
Financial assets (as a percent)	1.52%	2.44%	2.18%
Rest of the world | Private fixed income
Debt Instruments
Financial assets	€ 77	€ 182	€ 186
Rest of the world | Public fixed income
Debt Instruments
Financial assets	€ 2,419	€ 4,138	€ 3,832